Investment Risks - Fairlead Tactical Sector ETF	May 29, 2025
Prospectus [Line Items]
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The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no assurance that the Fund will achieve its investment objective.

Please see “Additional Information About Risks” in this Prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. The first five risks are presented in an order that reflects the Adviser’s current assessment of relative importance, but this assessment could change over time as the Fund’s portfolio changes or in light of changes in the market or the economic environment, among other things. The remaining risks are presented in alphabetical order to facilitate your ability to find particular risks and compare them with the risk of other funds. The Fund is not required to and will not update this Prospectus solely because its assessment of the relative importance of the principal risks of investing in the Fund changes. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Market Risk [Member]
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Market Risk. Markets can decline in value sharply and unpredictably. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. The Fund’s investments are subject to the following market-related risks, among others: significant earnings shortfalls or gains, inflation, recessions, government shutdowns, market closures, market manipulation and other fraudulent practices, trade disputes, tariff arrangements, sanctions, and cybersecurity attacks; geopolitical risks, including wars, military conflict, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; and widespread disease, including pandemics and epidemics. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market. The novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on the U.S. financial market. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown as a result of the significant events described herein, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Equity Securities Risk [Member]
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Equity Securities Risk. The value of the equity securities in which the Fund invests may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. These can include stock movements, purchases or sales of securities by the Fund, government policies, litigation and changes in interest rates, inflation, the financial condition of the securities’ issuer or perceptions of the issuer, or economic conditions in general or specific to the issuer. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments.

Momentum Investing Risk [Member]
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Momentum Investing Risk. The Fund employs a “momentum” style of investing that emphasizes selecting sector ETFs that have had higher recent price performance compared to other sector ETFs. Price performance is the rate at the which the price of a security has increased or decreased over a specified time frame. Rankings for the ETFs in which the Fund invests are based on how fast prices have changed in percentage terms. ETFs in the Fund’s investment universe with the highest percentage increases in recent history are favored for investment by the Fund. Momentum can change quickly and sector ETFs that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole. If momentum shifts quickly, the Fund can incur losses. The Fund uses a variety of well-established technical indicators including trend (also known as price momentum) and overbought/oversold indicators. An oversold reading from an indicator suggests that a security has fallen to a point where selling pressure may alleviate, and the trend may reverse (i.e., an oversold bounce). On the other hand, an overbought reading suggests that a security has risen to a point where buying pressure may dissipate and be overwhelmed by selling pressure. The portfolio management team will continually monitor the effectiveness of these indicators and adjust the system if required. In addition, there may be periods when the momentum style of investing is out of favor and the investment performance of the Fund may suffer.

Active Management Risk [Member]
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Active Management Risk. As an actively-managed ETF, the Fund is subject to management risk. The ability of the Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser, and there can be no assurance that any such personnel will be successful.

Issuer Risk [Member]
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Issuer Risk. Because the Fund may invest in approximately 5 to 8 sector ETF issuers and up to 3 defensive ETF issuers (gold and U.S. Treasuries),it is subject to the risk that the value of the Fund’s portfolio may decline due to a decline in value of the equity securities of particular ETF issuers or the value or fixed income and other investments held by the defensive ETFs. The value of an issuer’s securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the ETF issuer.

Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants, and none of these authorized participants are or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash And Cash Equivalents Risk [Member]
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Cash and Cash Equivalents Risk. When the Fund’s assets are allocated to cash or cash equivalents, the Fund’s potential for gain during a market upswing may be limited and there is a possibility that the cash account will not be able to keep pace with inflation. Cash equivalents include shares in money market funds that invest in short-term, high-quality instruments such as Treasury bills and notes, the value of which generally are tied to changes in interest rates. Cash equivalents are not guaranteed as to principal or interest, and the Fund could lose money through these investments.

Cash Transactions Risk [Member]
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Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

E T F Provider Risk [Member]
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ETF Provider Risk. The Adviser intends to purchase ETFs from within the State Street series of SPDR® ETFs. This may present a conflict of interest by creating an incentive as the Adviser selects ETFs from only one family of ETFs when other ETFs may also be considered suitable for investment purposes within the Fund’s investment strategy. While the Adviser has determined the State Street series of SPDR® ETFs provides appropriate investment opportunities across the various sectors to deploy its asset allocation strategy, ETFs within the State Street series of SPDR® ETFs may have management fees or expenses that are higher than alternative ETFs the portfolio managers might have selected or may have performance returns that are lower than alternative ETFs the portfolio managers might have selected. The Adviser will select ETFs for inclusion in the portfolio in accordance with its fiduciary duty to shareholders.

E T F Shares Trading Risk [Member]
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ETF Shares Trading Risk. ETF Shares are listed for trading on the Exchange and are bought and sold in the secondary market at market prices. The Fund faces numerous trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility or potential lack of an active trading market for Shares due to market stress, which may result in Shares trading at a significant premium or discount to their NAV. Although the Shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Further, secondary markets may be subject to irregular trading activity and wide bid-ask spreads (which may be especially pronounced for smaller funds). Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. The market prices of ETF Shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. During such periods, you may incur significant losses if you sell your Shares. ETFs are also subject to risk similar to those of stocks, including those regarding short-selling and margin account maintenance. Frequent trading of ETFs could significantly increase commissions and other costs such that they may offset any savings from low fees or costs. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. During a “risk-off” defensive market environment, the Fund will focus its investments to a greater degree in short-term and long-term treasury ETFs (SPTS and SPTL). Such investments will be subject to the following risks.

Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds.

Interest Rate Risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. An increase in interest rates will generally cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. The historically low interest rate environment heightens the risks associated with rising interest rates.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

Fund Of Funds Risk [Member]
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Fund of Funds Risk. The Fund is subject to the performance of the underlying ETF Shares in which it invests. Because the Fund invests its assets in shares of the underlying ETFs, the Fund indirectly owns the investments made by the underlying ETFs. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying ETF Shares. The Fund’s investment performance is affected by each underlying ETF’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each underlying ETF’s ability to meet its investment objective. In addition, Fund shareholders indirectly bear the expenses charged by the underlying ETFs. The Fund’s risks include the underlying ETF’s principal risks.

Gold E T F Risks [Member]
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Gold ETF Risks. During a “risk-off” defensive market environment, the Fund will focus its investments to a greater degree in SPDR® Gold MiniShares (GLDM). Such investments will be subject to the following risks:

Risks Related to Gold. Companies involved in commodity-related businesses such as gold may be subject to greater volatility than investments in companies involved in more traditional businesses. This is because the value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The prices of commodities such as gold may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in the prevailing interest rates. Conversely, during those same periods, the prices of certain commodities, such as oil, gold and other metals, have historically tended to increase. However, there can be no guarantee of such performance in the future.

The possibility of large-scale distress sales of gold in times of crisis may have a negative impact on the price of gold and adversely affect the Fund’s investment in GLDM shares. In addition, substantial sales of gold by the official sector, consisting of central banks, other governmental agencies and international organizations that buy, sell and hold gold as part of their reserve assets could adversely affect the Fund’s investment in GLDM shares. The price of gold may also be affected by the sale of gold by ETFs or other exchange traded vehicles tracking gold markets. The value of the gold held by GLDM is determined using the LBMA (London Bullion Market Association) Gold Price PM, which is based on the LBMA daily afternoon auction. Potential discrepancies in the calculation of the LBMA Gold Price PM, as well as any future changes to the LBMA Gold Price PM, could impact the value of the gold held by GLDM and could have an adverse effect on the value of the Fund’s investments in GLDM.

Risks Related to GLDM Shares. GLDM shares trade like stocks, are subject to investment risk and will fluctuate in market value. The value of GLDM shares relates directly to the value of the gold held by GLDM (less its expenses), and fluctuations in the price of gold could materially and adversely affect the Fund’s investment in GLDM shares. The price received upon the sale of the shares, which trade at market price, may be more or less than the value of the gold represented by them. GLDM does not generate any income, and as GLDM regularly sells gold to pay for its ongoing expenses, the amount of gold represented by each share will decline over time to that extent.

Commodities and commodity-index linked securities in which GLDM invests may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, or political and regulatory developments, as well as trading activity of speculators and arbitrageurs in the underlying commodities. GLDM is a passive investment vehicle. This means that the value of GLDM shares held by the Fund may be adversely affected by GLDM losses that might have been avoided if GLDM had been actively managed. GLDM shares may trade at a price which is at, above or below its calculated NAV per share, and any discount or premium in the trading price relative to the NAV per share may widen as a result of non-concurrent trading hours between the COMEX and NYSE Arca.

GLDM is not an investment company registered under the Investment Company Act of 1940 (the “1940 Act”) and is not subject to regulation under the Commodity Exchange Act of 1936 (the “CEA”). As a result, shareholders of GLDM do not have the protections associated with ownership of shares in an investment company registered under the 1940 Act or the protections afforded by the CEA. Shareholders of GLDM, including the Fund, do not have the rights enjoyed by investors in certain other vehicles. Because they own interests in an investment trust, GLDM shareholders have none of the statutory rights normally associated with the ownership of shares of a corporation (including, for example, the right to bring “oppression” or “derivative” actions). In addition, the shares have limited voting and distribution rights (for example, shareholders do not have the right to elect directors and will not receive dividends). GLDM may be required to terminate and liquidate at a time that is disadvantageous to shareholders. The liquidity of GLDM shares may be adversely affected by the withdrawal of Authorized Participants. The lack of an active trading market or a halt in trading of GLDM shares may result in losses on investment at the time of disposition of the shares. Redemption orders for GLDM may be subject to postponement, suspension or rejection by its Trustee under certain circumstances.

An investment in GLDM shares may be adversely affected by competition from other methods of investing in gold. GLDM competes with other financial vehicles, including traditional debt and equity securities issued by companies in the gold industry and other securities backed by or linked to gold, direct investments in gold and similar investment vehicles. Market and financial conditions, and other conditions beyond the control of GLDM, may make it more attractive to invest in other financial vehicles or to invest in gold directly, which could limit the market for the shares and reduce the liquidity of the shares.

Risks Related to the Custody of Gold

The gold held by the custodian on behalf of GLDM may be subject to loss, damage, theft or restriction on access by natural events (such as an earthquake) or human actions (such as a terrorist attack). Any of these events may adversely affect the operations of GLDM, and consequently, the Fund’s investment in GLDM shares. GLDM may not have adequate sources of recovery if its gold is lost, damaged, stolen or destroyed and recovery may be limited, even in the event of fraud, to the market value of the gold at the time the fraud is discovered.

Because neither the Trustee nor the custodian holding gold on behalf of GLDM oversees or monitors the activities of subcustodians who may temporarily hold the Trust’s gold bars until transported to the GLDM custodian’s London vault, failure by the subcustodians to exercise due care in the safekeeping of the GLDM’s gold bars could result in a loss to GLDM. In addition, the ability of GLDM’s respective Trustee and the custodian holding gold on behalf of GLDM to take legal action against subcustodians may be limited, which increases the possibility that the Trust may suffer a loss if a subcustodian does not use due care in the safekeeping of the Trust’s gold bars. Each of these risks could negatively impact the value of GLDM shares held by the Fund.

Gold held in the GLDM’s unallocated gold account and any GLDM Authorized Participant’s unallocated gold account will not be segregated from the assets of the custodian holding gold on GLDM’s behalf. If GLDM’s custodian becomes insolvent, its assets may not be adequate to satisfy a claim by GLDM or any GLDM Authorized Participant. In addition, in the event of the GLDM custodian’s insolvency, there may be a delay and costs incurred in identifying the gold bars held in the GLDM’s allocated gold account. These risks also could negatively impact the value of GLDM shares held by the Fund.

The gold bullion custody operations of the GLDM’s Custodian are not subject to specific governmental regulatory supervision. GLDM’s custodian is responsible for the safekeeping of the GLDM’s gold bullion that the GLDM custodian allocates to the GLDM in connection with the creation of baskets by Authorized Participants. GLDM’s Custodian also facilitates the transfer of gold in and out of GLDM through unallocated gold accounts it maintains for Authorized Participants, GLDM. Although the GLDM custodian is a market maker, clearer and approved weigher under the rules of the LBMA (which sets out good practices for participants in the bullion market), the LBMA is not an official or governmental regulatory body. Furthermore, although the GLDM custodian is subject to general banking regulations by U.S. regulators and is generally regulated in the U.K. by the Prudential Regulation Authority and the Financial Conduct Authority (the “FCA”), such regulations do not directly cover the GLDM’s custodian’s gold bullion custody operations in the U.K. Accordingly, GLDM is dependent on the custodian to comply with the best practices of the LBMA and to implement satisfactory internal controls for its gold bullion custody operations in order to keep GLDM’s gold secure.

Investment Company Risk [Member]
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Investment Company Risk. The 1940 Act and the Internal Revenue Code of 1986, as amended (the “IRC”), impose numerous constraints on the operations of registered investment companies, like the Fund. These restrictions may prohibit the Fund from making certain investments, thus potentially limiting its profitability. Moreover, failure to satisfy certain requirements required under the IRC may prevent the Fund from qualifying as a regulated investment company, thus requiring the Fund to pay unexpected taxes and penalties, which could be material. Additionally, when the Fund invests in another registered investment company such as an ETF the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, many of which are duplicative of the Fund’s own operational expenses. In addition, the Fund will be affected by losses incurred by these investment companies and the level of risk arising from the investment practices of the investment companies. The Fund has no control over the investments made by these investment companies. ETFs are subject to additional risks such as the fact that their shares may trade at a market price above or below their net asset values (“NAV”) or an active market may not develop.

Large Capitalization Companies Risk [Member]
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Large-Capitalization Companies Risk. The Fund is subject to the risk that large-capitalization companies may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion. The Adviser defines large-capitalization stocks as generally having market capitalization over $10 billion.

Limited Holdings Risk [Member]
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Limited Holdings Risk. Although the Fund is diversified, it may invest in a limited number of underlying ETFs. Investment in the securities of a limited number of issuers may expose the Fund to greater volatility, greater market risk and potentially greater market losses than if its investments were more broadly diversified in securities issued by a greater number of issuers. The Adviser may take substantial positions in the same security or groups of securities at the same time. This overlap in investments may subject the Fund to additional market risk and potentially greater market losses.

New Adviser New Subadviser Risk [Member]
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New Adviser/ New Subadviser Risk. Neither the Adviser nor the Subadviser has previously served as an adviser or a subadviser to a mutual fund or exchange-traded fund. As a result, there is no long-term track record against which an investor may judge the Adviser and/or the Subadviser. Also, it is possible the Adviser and/or the Subadviser may lack the resources and personnel necessary to implement the Fund’s stated investment objective and therefore may not achieve the Fund’s intended investment objective.

New Fund Risk [Member]
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New Fund Risk. The Fund is newly formed, which may result in additional risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Portfolio Fund Investment Risks [Member]
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Portfolio Fund Investment Risks. The risks of the Fund will directly correspond to the risks of the underlying ETFs in which it invests. These risks will vary depending upon how the assets are allocated among the underlying ETFs.

Sector Focus Risk [Member]
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Sector Focus Risk. The Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market, including the following sectors: Communications Services, Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Materials, Real Estate, Technology and Utilities. If the Fund invests a significant portion of its total assets in a certain sector or certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors than a fund that is more diversified.

Communications Services Sector Risk. The Fund may be more affected by the performance of the communications services sector than a fund with less exposure to such sector. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and global economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their profitability relative to other sectors. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

Consumer Staples Sector Risk. Consumer staples companies are subject to government regulation affecting their products which may negatively impact such companies’ performance. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. Also, the success of food, beverage, household and personal product companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand, including performance of the overall domestic and global economy, interest rates, competition and consumer confidence and spending.

Energy Sector Risk. Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

Financial Sector Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.

Health Care Sector Risk. The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are: (i) heavily dependent on patent protection and intellectual property rights and the expiration of a patent may adversely affect their profitability; (ii) subject to extensive litigation based on product liability and similar claims; and (iii) subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays or failure to receive such approvals may negatively impact the business of such companies.

Industrial Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs. Aerospace and defense companies, another component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, such companies are heavily influenced by governmental spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets.

Materials Sector Risk. Many materials companies are significantly affected by the level and volatility of commodity prices, exchange rates, import controls, worldwide competition, environmental policies and consumer demand. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

Real Estate Sector Risk. An investment in a real estate company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments in this sector. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Utilities Sector Risk. Investments in the utilities sector at times may be limited to a relatively small number of issuers. Such investments may therefore be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. As an example of these risks, companies in the gas and electric utilities industries have experienced substantial changes in the amount and type of regulation at the state and federal levels. While creating opportunities for some companies, it also has increased uncertainty for others with respect to future revenues and earnings. This trend may continue for some time and increased share price volatility may result. In addition, utilities companies may be significantly affected by government regulation, supply and demand of services or fuel, availability of financing, tax laws and regulations and environmental issues.

Underlying E T Fs Expense Risk [Member]
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Underlying ETFs Expense Risk. The underlying ETFs have management and other expenses. The Fund will bear its pro rata portion of these expenses and therefore the Fund’s expenses may be higher than if it invested directly in securities.

Risk Lose Money [Member]
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Risk [Text Block]	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Risk Not Insured [Member]
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Risk [Text Block]	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.